Debt Including Capital Lease Obligations - Credit Facility Narrative (Details) (USD $)									1 Months Ended	0 Months Ended
	Feb. 05, 2013 Credit Facility Revolver	Dec. 31, 2012 Credit Facility Revolver	Sep. 30, 2012 Credit Facility Revolver	Feb. 05, 2013 Credit Facility Term Loan	Dec. 31, 2012 Credit Facility Term Loan	Sep. 30, 2012 Credit Facility Term Loan	Dec. 31, 2012 Letter of Credit	Sep. 30, 2012 Letter of Credit	Feb. 28, 2013 Through June 30, 2013 Credit Facility Term Loan	Feb. 05, 2013 Beginning September 30, 2013 through March 31, 2016 Credit Facility Term Loan
Line of Credit Facility [Line Items]
Revolver maximum borrowing capacity	$ 150,000,000			$ 330,000,000
Quarterly principal payment of Term Loan									4,000,000	8,000,000
Interest rate on Credit Facility Term Loan		5.00%	5.00%		5.00%	5.00%
Credit Facility amount outstanding		40,000,000	20,000,000				22,000,000	21,000,000
Revolver remaining borrowing capacity		$ 88,000,000	$ 109,000,000